Income Taxes - Summary of Income before Income Tax, Domestic and Foreign (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ (16,934)	$ (71,644)
Foreign	(1,053)	(330)
Loss before provision for income taxes	$ (17,987)	$ (71,974)